Commitments and contingencies - Summary of Future Aggregate Minimum Payments Under Research and Development Commitments (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitmentsl [Line Items]
Future aggregate minimum payments under research and development commitments	€ 19,504,000	€ 11,351,000
Not later than one year [member]
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitmentsl [Line Items]
Future aggregate minimum payments under research and development commitments	16,153,000	8,898,000
Later than one year and not later than five years [member]
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitmentsl [Line Items]
Future aggregate minimum payments under research and development commitments	€ 3,351,000	€ 2,453,000